FAIR VALUE MEASUREMENT (Details) - 12 months ended Dec. 31, 2017 - Investee D - Level 3 - Recurring basis ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Reconciliation of all assets measured at fair value on a recurring basis using significant unobservable inputs
Fair value at beginning of the year	¥ 3,973
Other than temporary impairment	(3,973)
Fair value at end of the year	¥ 0	$ 0